Other Liabilities - Schedule of Other Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Program surplus		$ 446	$ 420
Pension obligations		215	183
Other long-term tax liabilities		480	293
Deferred employee compensation and benefits		113	170
Insurance reserves		131	87
Other		107	112
Other Liabilities, Noncurrent	$ 1,493	$ 1,492	$ 1,265